Consolidated Statements of Financial Position € in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)		Dec. 31, 2017 USD ($)
Non-current assets:
Property, plant and equipment	$ 8,858,000	$ 6,271,000	[1]	$ 6,992,000	[1],[2]
Intangible assets	16,696,000	12,409,000	[1]	9,562,000	[1],[2]
Deposits and other receivables	401,000	394,000	[1]	402,000	[1],[2]
Other non-current financial assets	335,000	337,000	[1]	353,000	[1],[2]
Total non-current assets	26,290,000	19,411,000	[1]	17,309,000	[1],[2]
Current assets:
Inventories	6,664,000	8,243,000	[1]	7,376,000	[1],[2]
Trade receivables	8,390,000	13,177,000	[1]	17,814,000	[1],[2]
Current contract assets	1,587,000	2,707,000	[1]	3,112,000	[1],[2]
Prepaid expenses and other receivables	2,556,000	3,237,000	[1]	4,214,000	[1],[2]
Recoverable value added tax	598,000	565,000	[1]	688,000	[1],[2]
Research tax credit receivable	3,132,000	3,148,000	[1]	3,248,000	[1],[2]
Deposit	0	0	[1]	347,000	[1],[2]
Cash and cash equivalents	14,098,000	12,086,000	[1],[3]	2,948,000	[1],[2],[3],[4]
Total current assets	37,025,000	43,163,000	[1]	39,747,000	[1],[2]
Total assets	63,315,000	62,574,000	[1]	57,056,000	[1],[2]
Equity (deficit):
Issued capital, euro 0.02 nominal value, 95,587,146 shares issued and outstanding at December 31, 2019 (94,732,539 and 80,024,7078 at December 31, 2018 and 2017, respectively)(3)	2,403,000	2,384,000	[1]	2,031,000	[1],[2]
Share premium	233,720,000	225,470,000	[1]	204,952,000	[1],[2]
Other capital reserves	43,656,000	39,768,000	[1]	33,313,000	[1],[2]
Accumulated deficit	(308,733,000)	(272,036,000)	[1]	(235,712,000)	[1],[2]
Other components of equity	(607,000)	(605,000)	[1]	(436,000)	[1],[2]
Total equity (deficit)	(29,561,000)	(5,019,000)	[1]	4,148,000	[1],[2]
Non-current liabilities:
Government grant advances and loans	6,150,000	5,674,000	[1]	5,030,000	[1],[2]
Non-current debt instruments issued	7,071,000	11,811,000	[1]	0	[1],[2]
Non-current	3,204,000	0	[1]	0	[1],[2]
Provisions	1,905,000	1,689,000	[1]	1,532,000	[1],[2]
Non-current trade payables	1,139,000	0	[1]	0	[1],[2]
Deferred tax liabilities	429,000	691,000	[1]	52,000	[1],[2]
Non-current contract liabilities	11,572,000	808,000	[1]	1,293,000	[1],[2]
Total non-current liabilities	54,812,000	40,396,000	[1]	24,970,000	[1],[2]
Current liabilities:
Trade payables	8,834,000	9,412,000	[1]	13,023,000	[1],[2]
Venture debt	5,109,000	823,000	[1]	0	[1],[2]
Current lease liabilities	900,000	0	[1]	0	[1],[2]
Government grant advances and loans	1,472,000	688,000	[1]	1,592,000	[1],[2]
Other current liabilities	4,540,000	4,654,000	[1]	5,138,000	[1],[2]
Contract liabilities	5,812,000	973,000	[1]	740,000	[1],[2]
Provisions	0	352,000	[1]	32,000	[1],[2]
Total current liabilities	38,064,000	27,197,000	[1]	27,938,000	[1],[2]
Total equity and liabilities	63,315,000	62,574,000	[1]	57,056,000	[1],[2]
Previously stated
Equity (deficit):
Total equity (deficit)		(5,019,000)		4,148,000
Interest-bearing receivables financing
Current liabilities:
Interest-bearing financing of receivables	4,068,000	10,295,000	[1]	7,413,000	[1],[2]
Convertible debt and accrued interest
Non-current liabilities:
Convertible debt and accrued interest	23,342,000	19,723,000	[1]	17,063,000	[1],[2]
Current liabilities:
Interest-bearing financing of receivables	$ 7,329,000	$ 0	[1]	$ 0	[1],[2]

[1]	(2) In 2019, the Company adopted IFRS 16 "Leases" standard using the modified retrospective approach. Accordingly, prior period amounts have not been restated.
[2]	In 2018, the Company adopted IFRS 15 “Revenue from Contracts with Customers” using the modified retrospective application approach. Accordingly, prior period amounts have not been restated.
[3]	(2) In 2019, the Company adopted IFRS 16 "Leases" standard using the modified retrospective approach. Accordingly, prior period amounts have not been restated.
[4]	(1) In 2018, the Company adopted IFRS 15 "Revenue from Contracts with Customers" using the modified retrospective application approach. Accordingly, prior period amounts have not been restated.